ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
New home transaction services	3,750,996	5,863,587
Existing home transaction services	483,901	546,658
Home renovation and furnishing	99,935	265,355
Home rental services	89,806	52,135
Emerging and other services	158,997	86,681
Accounts receivable	4,583,635	6,814,416
Allowance for credit losses	(1,566,129)	(1,517,099)
Accounts receivable, net	3,017,506	5,297,317

Schedule of contract assets, net

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Contract assets – gross	273,661	319,736
Allowance for credit losses	(114,998)	(119,064)
Contract assets, net	158,663	200,672

Schedule of movements in the allowance for credit losses of accounts receivable

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(2,151,271)	(1,951,419)	(1,566,129)
Reversal/(Additions)	76,184	(174,237)	(108,963)
Write‑offs	123,668	559,527	157,993
Balance at the end of the year	(1,951,419)	(1,566,129)	(1,517,099)

Schedule of ageing analysis of accounts receivable based on the date of delivery of service to customers

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
– Up to 3 months	2,056,388	4,315,046
– 3 months to 1 year	617,635	649,209
– Over 1 year	1,909,612	1,850,161
Accounts receivable	4,583,635	6,814,416
Less: allowance for credit losses	(1,566,129)	(1,517,099)
Accounts receivable, net	3,017,506	5,297,317